Summarized Financial Information Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Apr. 27, 2013		Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012		Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 27, 2013		Apr. 28, 2012		Apr. 30, 2011
Segment Reporting Information [Line Items]
Sales	$ 1,277,021		$ 2,223,945	$ 1,884,532	$ 1,453,507	$ 1,379,710		$ 2,439,124	$ 1,891,961	$ 1,418,404	$ 6,839,005		$ 7,129,199		$ 6,998,565
Depreciation and amortization			55,761	57,613	58,035	58,968		60,273	57,755	55,671	227,134		232,667		228,647
Sales by Product Line											100.00%		100.00%		100.00%
Operating Profit/(Loss)			3,657	8,929	(52,285)	(68,173)		91,100	(972)	(76,558)	(220,004)		(54,603)		(56,799)
Capital Expenditures											165,835		163,552		110,502
Total assets	3,732,536	[1]	4,284,971	4,439,982	4,053,887	3,774,699	[1]	4,189,873	4,108,052	3,971,657	3,732,536	[1]	3,774,699	[1]	3,596,466
Media
Segment Reporting Information [Line Items]
Sales by Product Line											67.00%	[2]	66.00%	[2]	70.00%	[2]
Digital
Segment Reporting Information [Line Items]
Sales by Product Line											12.00%	[3]	15.00%	[3]	11.00%	[3]
Other
Segment Reporting Information [Line Items]
Sales by Product Line											21.00%	[4]	19.00%	[4]	19.00%	[4]
B&N Retail
Segment Reporting Information [Line Items]
Sales											4,568,243		4,852,913		4,926,834
Depreciation and amortization											148,855		162,693		164,934
Operating Profit/(Loss)											227,235		161,136		102,592
Capital Expenditures											51,401		87,596		62,299
Total assets	2,169,678	[1]				2,416,318	[1]				2,169,678	[1]	2,416,318	[1]
Nook
Segment Reporting Information [Line Items]
Sales											780,433		933,471		695,182
Depreciation and amortization											31,430		24,631		20,565
Operating Profit/(Loss)											(511,848)		(286,343)		(229,689)
Capital Expenditures											75,674		35,477		13,199
Total assets	573,110	[1]				385,521	[1]				573,110	[1]	385,521	[1]
Elimination
Segment Reporting Information [Line Items]
Sales											(272,919)		(400,847)		(401,610)
B&N College
Segment Reporting Information [Line Items]
Sales											1,763,248		1,743,662		1,778,159
Depreciation and amortization											46,849		45,343		43,148
Operating Profit/(Loss)											64,609		70,604		70,298
Capital Expenditures											38,760		40,479		35,004
Total assets	$ 989,748	[1]				$ 972,860	[1]				$ 989,748	[1]	$ 972,860	[1]

[1]	Excludes intercompany balances.
[2]	Includes tangible books, music, movies, rentals and newsstand.
[3]	Includes NOOK, related accessories, eContent and warranties.
[4]	Includes Toys & Games, café products, gifts and miscellaneous other.